Statements of Cash Flows - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Operating loss	kr (379,720)	kr (28,019)
Adjustments for non-cash items	15,465	2,308
Interest received	1,912	926
Interest paid	393	325
Cash flow from operating activities before changes in working capital	(363,264)	(25,110)
Cash flow from changes in working capital
Changes in operating receivables	8,033	(53,546)
Changes in operating liabilities	46,050	7,645
Cash flow from operating activities	(309,181)	(71,011)
Investing activities
Purchase of equipment	0	(118)
Investments in non-current financial assets	(5)	(1,888)
Purchase of intangible assets	0	(16,066)
Cash flow from investing activities	(172,607)	(18,072)
Financing activities
New share issue	891,388	210,317
Cost attributable to new share issue	(95,937)	(10,915)
Exercise of warrants	59,251
Cash flow from financing activities	768,558	198,835
Net increase /(decrease) in cash	286,770	109,752
Cash at beginning of the year	753,540	646,175
Exchange-rate difference in cash	(44,006)	(2,387)
Cash at the end of the year	996,304	753,540
Parent Company
Operating activities
Operating loss	(352,567)	(28,562)
Adjustments for non-cash items	10,832	546
Interest received	1,912	926
Interest paid	3	18
Cash flow from operating activities before changes in working capital	(339,826)	(27,108)
Cash flow from changes in working capital
Changes in operating receivables	13,884	(53,546)
Changes in operating liabilities	40,024	7,105
Cash flow from operating activities	(285,918)	(73,549)
Investing activities
Funds acquired from merger with Group companies	0	72
Acquisition of participations in Group companies	(294,059)
Purchase of equipment	0	(118)
Investments in non-current financial assets	(1,683)	(1,888)
Disposal of non-current financial assets	4
Purchase of intangible assets	0	(16,066)
Cash flow from investing activities	(295,738)	(18,000)
Financing activities
New share issue	891,388	210,317
Cost attributable to new share issue	(95,938)	(10,915)
Transaction costs, paid	0	(1,748)
Exercise of warrants	54,920
Premiums received from warrants	0	2,834
Cash flow from financing activities	850,370	200,488
Net increase /(decrease) in cash	268,714	108,939
Cash at beginning of the year	752,448	645,903
Exchange-rate difference in cash	(42,954)	(2,394)
Cash at the end of the year	kr 978,208	kr 752,448